Income from equity instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity Instruments
Financial Assets Measured At Fair Value Through Profit Or Loss	R$ 33,985	R$ 89,563	R$ 30,232
Financial Assets Measured At Fair Value Through Other Comprehensive Income	4,088	477	3,522
Total	R$ 38,073	R$ 90,040	R$ 33,754